Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Revenue Tables
The following tables contain a breakdown of the Company’s revenue for the years ended December 31, 2025, 2024 and 2023, by contract type and segment (note 4). The Company’s lease income consists of the revenue from its voyage charters and time charters.

	Year Ended December 31, 2025
	Tankers	Marine Services and Other	Total

	$	$	$
Voyage charter revenues
Suezmax	424,952	—	424,952
Aframax / LR2	349,312	—	349,312
VLCC(1)	10,975	—	10,975
Total	785,239	—	785,239

Time-charter revenues
Suezmax	3,892	—	3,892
Aframax / LR2	11,196	—	11,196
Bunker tanker (2)	—	8,327	8,327
Total	15,088	8,327	23,415

Other revenues(3)
Vessel operational and maintenance services(4)	1,863	116,286	118,149
Ship-to-ship support services	14,670	—	14,670
Management fees and other	7,154	893	8,047
Total	23,687	117,179	140,866

Total revenues	824,014	125,506	949,520

(1)Includes one VLCC tanker, which was acquired by the Company from its 50/50 joint venture in August 2025 and is trading in a pooling arrangement managed by a third-party.
(2)Includes variable lease payments of $4.3 million related to the reimbursement for certain operating expenditures received from the Company's customer relating to such costs incurred by the Company to operate the vessel.
(3)Relates to non-lease revenues.
(4)Includes $5.6 million related to the recovery of severance costs resulting from the termination of a management contract related to the Company's Australian operations (note 15).

	Year Ended December 31, 2024
	Tankers	Marine Services and Other	Total

	$	$	$
Voyage charter revenues
Suezmax	547,261	—	547,261
Aframax / LR2	519,702	—	519,702
Total	1,066,963	—	1,066,963

Time-charter revenues
Suezmax	12,767	—	12,767
Aframax / LR2	12,006	—	12,006
Bunker tanker(1)	—	1,142	1,142
Total	24,773	1,142	25,915

Other revenues(2)
Vessel operational and maintenance services	3,350	111,822	115,172
Ship-to-ship support services	11,192	—	11,192
Management fees and other	—	1,132	1,132
Total	14,542	112,954	127,496

Total revenues	1,106,278	114,096	1,220,374

(1)Includes variable lease payments of $0.4 million related to the reimbursement for certain operating expenditures received from the Company's customer relating to such costs incurred by the Company to operate the vessel.
(2)Relates to non-lease revenues.

	Year Ended December 31, 2023
	Tankers	Marine Services and Other	Total

	$	$	$
Voyage charter revenues
Suezmax	669,334		669,334
Aframax / LR2	652,153		652,153
Total	1,321,487	—	1,321,487

Time-charter revenues
Suezmax	14,280		14,280
Aframax / LR2	16,869		16,869
Total	31,149	—	31,149

Other revenues(1)
Vessel operational and maintenance services	3,870	97,536	101,406
Ship-to-ship support services	7,946	—	7,946
Management fees and other	—	2,987	2,987
Total	11,816	100,523	112,339

Total revenues	1,364,452	100,523	1,464,975
(1) Relates to non-lease revenues.